Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Total Debt
total debt, including short-term and long-term debt, consisted of the following as of December 31, 2015 and 2014 (in millions):

	As of December 31,
	2015	2014
Debt:
Commercial Paper	$2,591	$905
NYSE EUR Notes (5.375% senior unsecured notes due June 30, 2015)	—	1,137
Short-term debt	2,591	2,042
NYSE USD Notes (2.00% senior unsecured notes due October 5, 2017)	852	853
2018 Senior Notes (2.50% senior unsecured notes due October 15, 2018)	597	595
2020 Senior Notes (2.75% senior unsecured notes due December 1, 2020)	1,239	—
2023 Senior Notes (4.00% senior unsecured notes due October 15, 2023)	789	787
2025 Senior Notes (3.75% senior unsecured notes due December 1, 2025)	1,240	—
Long term debt	4,717	2,235
Total debt	$7,308	$4,277

Debt Repayment Schedule
As of December 31, 2015, the outstanding debt repayment schedule is as follows (in millions):

2016	$2,593
2017	850
2018	600
2019	—
2020	1,250
Thereafter	2,050
Principal amounts repayable	7,343
Debt issuance costs	(27)
Unamortized balance of fair value adjustments and discounts on bonds, net	(8)
Total debt outstanding	$7,308